Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	10 years	10 years
Future benefit payments from defined benefit plans	€ 2,707	€ 2,404
Percentage of payments due over five years	76.00%	76.00%
Percentage of payments related to domestic plans	55.00%	61.00%